Stock Incentive Plans - Summary of RSU Activity (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options, Outstanding at Beginning Balance	9,865,734	7,624,306	7,624,306
Number of Options, Granted	3,188,150		3,089,655
Number of Options, Outstanding at Ending Balance	12,426,742		9,865,734	7,624,306
Weighted-average grant date fair value per share for options granted	$ 1.01	$ 1.72	$ 1.68	$ 7.26
RSU Member
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options, Outstanding at Beginning Balance	543,179	307,600	307,600
Number of Options, Granted	483,850		400,495
RSU Vested	(281,117)		(106,890)
RSU, Forfeited	(258,184)		(58,026)
Number of Options, Outstanding at Ending Balance	487,728		543,179	307,600
Weighted-Average Grant Date Fair Value, Outstanding	$ 6.12	$ 12.75	$ 12.75
Weighted-average grant date fair value per share for options granted	1.6		2.7
Weighted-Average Grant Date Fair Value, Vested	5.31		12.42
Weighted-Average Grant Date Fair Value, Forfeited	2.54		6.05
Weighted-Average Grant Date Fair Value, Outstanding	$ 3.04		$ 6.12	$ 12.75